Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 589	$ 572	$ 605
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	69	51	80
Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	103
Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	105
Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	74
Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	21
Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	173
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	476	436	420
Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	44	$ 85	$ 106
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	270
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	56
Less than 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	24
Less than 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	34
Less than 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	50
Less than 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Less than 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	81
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	191
Less than 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	23
After 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	319
After 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	13
After 1 year [member] | Indirect taxes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	79
After 1 year [member] | Labor [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	71
After 1 year [member] | Commercial [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	24
After 1 year [member] | Excise duties [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	19
After 1 year [member] | Other disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	92
After 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	285
After 1 year [member] | Other provisions [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 21